Risk Management Arising From Financial Instruments (Schedule of Exposure to Credit Risk by Aging Receivables) (Details)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Total	100.00%	100.00%
Not Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	76.00%	77.00%
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	8.00%	11.00%
Less Than 60 Days Past Due, More Than 30 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1.00%	1.00%
More Than 60 Days Past Due [member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	15.00%	11.00%